UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22507

Leeward Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                 (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS

MAI Energy Infrastructure and MLP Fund

Schedule of Investments
(Unaudited)

As of August 31, 2015
		Shares	Value (Note 1)

COMMON STOCKS - 51.70%

Energy - 42.07%
	Enbridge, Inc.	10,455	$431,060
	EnLink Midstream LLC	30,341	723,936
	Kinder Morgan, Inc.	15,061	488,127
	SemGroup Corp.	6,774	372,570
	Spectra Energy Corp.	17,188	499,655
	Targa Resources Corp.	10,286	679,493
	The Williams Cos., Inc.	18,409	887,314
	TransCanada Corp.	10,038	347,516
			4,429,671
Utilities - 9.63%
	NRG Yield, Inc.	14,190	227,891
	NRG Yield, Inc. - Class A Shares	16,884	265,585
	TerraForm Power, Inc.	23,150	520,875
			1,014,351

	Total Common Stocks (Cost $6,892,483)		5,444,022

CORPORATE BOND - 2.70%
*	Transocean, Inc.	345,000	284,194

	Total Corporate Bond (Cost $311,190)		284,194

LIMITED PARTNERSHIPS - 21.66%
*	8Point3 Energy Partners LP	31,000	460,350
	NextEra Energy Partners LP	3,961	119,543
	Phillips 66 Partners LP	5,950	371,280
	Plains GP Holdings LP	22,769	446,045
	Tallgrass Energy GP LP	14,000	400,400
	VTTI Energy Partners LP	22,246	483,183

	Total Limited Partnerships (Cost $2,661,730)		2,280,801

MASTER LIMITED PARTNERSHIPS - 23.03%
*	Dominion Midstream Partners LP	7,730	283,227
	Energy Transfer Equity LP	6,080	170,544
	Enterprise Products Partners LP	5,308	149,208
	EQT Midstream Partners LP	1,678	130,548
	Magellan Midstream Partners LP	2,964	209,170
	MPLX LP	7,147	354,634
	Shell Midstream Partners LP	8,550	338,324
	Valero Energy Partners LP	7,160	371,103
	Western Gas Equity Partners LP	7,862	417,472

	Total Master Limited Partnerships (Cost $2,644,768)		2,424,230

			(Continued)

MAI Energy Infrastructure and MLP Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015
	Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 0.34%
§ Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.13%	35,493	$35,493

Total Short-Term Investment (Cost $35,493)		35,493

Total Value of Investments (Cost $12,545,664)(a) - 99.43%		10,468,740

Total Value of Options Written (Premiums Received $56,145)(a) - -0.35%		(37,097)

Other Assets Less Liabilities - 0.92%		97,369

Net Assets - 100.35%		$10,529,012

§ Represents 7 day effective yield
* Non-income producing investment

		(Continued)

MAI Energy Infrastructure and MLP Fund

Schedule of Options Written
(Unaudited)

As of August 31, 2015
						Value (Note 1)

CALL OPTIONS WRITTEN - 0.35%				Strike	Expiration
			Shares	Price	Date
	*	Shell Midstream Partners LP	40	$50.00	10/17/2015	$1,100
	*	Shell Midstream Partners LP	45	45.00	1/16/2016	8,888
	*	The Williams Cos., Inc.	59	62.50	9/19/2015	1,121
	*	The Williams Cos., Inc.	60	55.00	10/17/2015	9,844
	*	The Williams Cos., Inc.	60	55.00	1/16/2016	16,144

		Total Call Options Written (Premiums Received $56,145)				37,097

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation					$97,758
	Aggregate gross unrealized depreciation					(2,155,634)

		Net unrealized depreciation				$(2,057,876)

						(Continued)

MAI Energy Infrastructure and MLP Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015

The MAI Energy Infrastructure and MLP Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

MAI Energy Infrastructure and MLP Fund

Schedule of Investments - Continued
(Unaudited)

(Unaudited)

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2015:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$5,444,022	$5,444,022	$-	$-
Corporate Bond	284,194	284,194	-	-
Limited Partnerships	2,280,801	2,280,801	-	-
Master Limited Partnerships	2,424,230	2,424,230	-	-
Short-Term Investment	35,493	35,493	-	-
Total	$10,468,740	$10,468,740	$-	$-

Liabilities	Total	Level 1	Level 2	Level 3
Options Written	$37,097	$37,097	$-	$-
Total	$37,097	$37,097	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Leeward Investment Trust
By: (Signature and Title)	/s/ Katherine M. Honey
Date: October 8, 2015	Katherine M. Honey President and Principal Executive Officer MAI Energy Infrastructure and MLP Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: October 8, 2015	Katherine M. Honey President and Principal Executive Officer MAI Energy Infrastructure and MLP Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: October 8, 2015	Ashley E. Harris Treasurer and Principal Financial Officer MAI Energy Infrastructure and MLP Fund